SUBSEQUENT EVENTS (Narrative) (Details) - ₪ / shares	Apr. 09, 2025	Apr. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			₪ 0.1	₪ 0.1
Ordinary shares, shares authorized			50,000,000	50,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Reverse stock split, outstanding Common Stock ratio	1-for-10	between 2:1 and 10:1
Common Stock, Par or Stated Value Per Share		₪ 1
Ordinary shares, shares authorized		5,000,000